Loss Per Share (Details) - Schedule of Basic Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic Loss Per Share [Abstract]
Diluted loss per share	$ (1.08)	$ (2.17)	$ (1.28)